Pension and other post-employment benefits - Schedule of changes in present value of defined benefit obligation and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	€ (4)	€ 6
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	(190)	(206)
Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Opening balance	3,151	2,913
Current service cost	31	28
Interest cost	44	65
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions	4	(6)
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	190	206
Participants' contributions	2	2
Benefits paid	(132)	(130)
Past service cost	2	0
Exchange rate differences	(85)	73
Closing balance	3,208	3,151
Other post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Opening balance	84	76
Current service cost	(2)	(1)
Interest cost	2	3
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions	7	7
Participants' contributions	0	1
Benefits paid	(1)	(1)
Exchange rate differences	(8)	1
Closing balance	€ 83	€ 84